Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Entity Registrant Name	APi Group Corp
Amendment Flag	false
Entity Central Index Key	0001796209
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39275
Entity Tax Identification Number	98-1510303
Entity Address, Address Line One	1100 Old Highway 8 NW
Entity Address, City or Town	New Brighton
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55112
City Area Code	(651)
Local Phone Number	636-4320
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	APG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false